Related Party Transactions (Compensation to Key Management Personnel) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Total	$ 82	$ 44
Salaries and other short-term benefits	16	16
Share-based compensation	55	26
Post-employment benefits	4	2
Termination benefits	$ 7	$ 0